DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	1.79%	456	3.33%	836
Brookfield Property Partners’ corporate bonds	3.35%	1,405	4.25%	1,082
Brookfield Property REIT Inc. term debt	2.55%	3,995	4.17%	4,010
Brookfield Property REIT Inc. senior secured notes	5.75%	945	5.75%	1,000
Brookfield Property REIT Inc. corporate facility	2.44%	1,085	4.03%	715
Brookfield Property REIT Inc. junior subordinated notes	2.21%	206	3.39%	206
Subsidiary borrowings	1.82%	279	3.27%	202

Secured debt obligations:
Funds subscription credit facilities(1)	2.34%	175	2.83%	57
Fixed rate	4.23%	28,707	4.35%	28,717
Variable rate	3.48%	18,525	4.52%	19,121
Deferred financing costs		(285)		(418)
Total debt obligations		$55,493		$55,528

Current		12,730		8,825
Non-current		42,693		46,565
Debt associated with assets held for sale		70		138
Total debt obligations		$55,493		$55,528
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2020-2021, however, approximately 2% of its debt obligations represent non-recourse mortgages where the partnership has suspended contractual payment, and is currently engaging in modification or restructuring discussions with the respective creditors. The partnership is generally seeking relief given the circumstances resulting from the current economic slowdown, and may or may not be successful with these negotiations. If the partnership is unsuccessful, it is possible that certain properties securing these loans could be transferred to the lenders.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2020			Dec. 31, 2019
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$39,656		$39,656	$39,286		$39,286
British Pounds	6,477		£5,223	6,997		£5,279
Canadian Dollars	3,696	C$	5,017	3,431	C$	4,457
South Korean Won	1,901	₩	2,280,000	1,973	₩	2,280,000
Australian Dollars	1,279	A$	1,853	1,273	A$	1,814
Indian Rupee	2,111	Rs	159,888	2,209	Rs	157,797
Brazilian Reais	353	R$	1,931	480	R$	1,935
Chinese Yuan	11	C¥	77	11	C¥	78
Euros	294		€262	286		€255
Deferred financing costs	(285)			(418)
Total debt obligations	$55,493			$55,528

Schedule of reconciliation of cash flows from financing activities from debt obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2019	Debt obligation issuance, net of repayments	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2020
Debt obligations	$55,528	586	364	(58)	101	(953)	(75)	$55,493